Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET RETIREMENT 2015 FUND Class A (SSBBX) Class I (SSBFX) Class K (SSBHX)	STATE STREET TARGET RETIREMENT 2020 FUND Class A (SSBJX) Class I (SSBNX) Class K (SSBOX)	STATE STREET TARGET RETIREMENT 2025 FUND Class A (SSBPX) Class I (SSBRX) Class K (SSBSX)

STATE STREET TARGET RETIREMENT 2030 FUND Class A (SSBUX) Class I (SSBWX) Class K (SSBYX)	STATE STREET TARGET RETIREMENT 2035 FUND Class A (SSBZX) Class I (SSCJX) Class K (SSCKX)	STATE STREET TARGET RETIREMENT 2040 FUND Class A (SSCLX) Class I (SSCNX) Class K (SSCQX)

STATE STREET TARGET RETIREMENT 2045 FUND Class A (SSCUX) Class I (SSDDX) Class K (SSDEX)	STATE STREET TARGET RETIREMENT 2050 FUND Class A (SSDFX) Class I (SSDJX) Class K (SSDLX)	STATE STREET TARGET RETIREMENT 2055 FUND Class A (SSDMX) Class I (SSDOX) Class K (SSDQX)

STATE STREET TARGET RETIREMENT 2060 FUND Class A (SSDTX) Class I (SSDWX) Class K (SSDYX)		STATE STREET TARGET RETIREMENT FUND Class A (SSFLX) Class I (SSFNX) Class K (SSFOX)
(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2015 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 1 of the Prospectus and “Expenses” on page 2 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.42%	0.42%	0.22%
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.87%	0.62%	0.42%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.33)%	(0.33)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$684	$880	$1,445
Class I	$30	$165	$313	$743
Class K	$9	$101	$202	$498

STATE STREET TARGET RETIREMENT 2020 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 11 of the Prospectus and “Expenses” on page 12 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.30%	0.30%	0.10%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.71%	0.46%	0.26%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$651	$811	$1,278
Class I	$30	$130	$241	$563
Class K	$9	$66	$129	$314

STATE STREET TARGET RETIREMENT 2025 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 21 of the Prospectus and “Expenses” on page 22 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.30%	0.30%	0.10%
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.69%	0.44%	0.24%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$646	$803	$1,256
Class I	$30	$126	$231	$540
Class K	$9	$62	$120	$291

STATE STREET TARGET RETIREMENT 2030 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 31 of the Prospectus and “Expenses” on page 32 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.30%	0.30%	0.10%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.67%	0.42%	0.22%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$642	$794	$1,235
Class I	$30	$122	$222	$517
Class K	$9	$58	$111	$267

STATE STREET TARGET RETIREMENT 2035 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 41 of the Prospectus and “Expenses” on page 42 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.32%	0.32%	0.12%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.67%	0.42%	0.22%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$642	$794	$1,235
Class I	$30	$122	$222	$517
Class K	$9	$58	$111	$267

STATE STREET TARGET RETIREMENT 2040 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 51 of the Prospectus and “Expenses” on page 52 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.32%	0.32%	0.12%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.68%	0.43%	0.23%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$644	$798	$1,246
Class I	$30	$124	$227	$529
Class K	$9	$60	$115	$279

STATE STREET TARGET RETIREMENT 2045 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 61 of the Prospectus and “Expenses” on page 62 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.36%	0.36%	0.16%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.72%	0.47%	0.27%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.18)%	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$653	$816	$1,288
Class I	$30	$133	$245	$574
Class K	$9	$69	$134	$325

STATE STREET TARGET RETIREMENT 2050 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 71 of the Prospectus and “Expenses” on page 72 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.40%	0.40%	0.20%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.76%	0.51%	0.31%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.22)%	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$661	$833	$1,330
Class I	$30	$141	$263	$619
Class K	$9	$77	$152	$372

STATE STREET TARGET RETIREMENT 2055 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 81 of the Prospectus and “Expenses” on page 82 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.67%	0.67%	0.47%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.03%	0.78%	0.58%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.49)%	(0.49)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$716	$948	$1,610
Class I	$30	$200	$385	$920
Class K	$9	$136	$275	$679

STATE STREET TARGET RETIREMENT 2060 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 91 of the Prospectus and “Expenses” on page 92 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	3.23%	3.23%	3.03%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	3.59%	3.34%	3.14%

Less Fee Waivers and/or Expense Reimbursements[3]	(3.05)%	(3.05)%	(3.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$1,229	$1,976	$3,938
Class I	$30	$741	$1,476	$3,422
Class K	$9	$680	$1,377	$3,234

STATE STREET TARGET RETIREMENT FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 101 of the Prospectus and “Expenses” on page 102 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.51%	0.51%	0.31%
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.96%	0.71%	0.51%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.42)%	(0.42)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$702	$918	$1,538
Class I	$30	$185	$354	$843
Class K	$9	$121	$243	$600

State Street Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2015 FUND
Class A (SSBBX)
Class I (SSBFX)
Class K (SSBHX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2015 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 1 of the Prospectus and “Expenses” on page 2 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.42%	0.42%	0.22%
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.87%	0.62%	0.42%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.33)%	(0.33)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$684	$880	$1,445
Class I	$30	$165	$313	$743
Class K	$9	$101	$202	$498

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2015 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	684
5 years	rr_ExpenseExampleYear05	880
10 years	rr_ExpenseExampleYear10	$ 1,445
State Street Target Retirement 2015 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	165
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	$ 743
State Street Target Retirement 2015 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	101
5 years	rr_ExpenseExampleYear05	202
10 years	rr_ExpenseExampleYear10	$ 498
State Street Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2020 FUND
Class A (SSBJX)
Class I (SSBNX)
Class K (SSBOX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2020 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 11 of the Prospectus and “Expenses” on page 12 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.30%	0.30%	0.10%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.71%	0.46%	0.26%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$651	$811	$1,278
Class I	$30	$130	$241	$563
Class K	$9	$66	$129	$314

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	651
5 years	rr_ExpenseExampleYear05	811
10 years	rr_ExpenseExampleYear10	$ 1,278
State Street Target Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	130
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	$ 563
State Street Target Retirement 2020 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	66
5 years	rr_ExpenseExampleYear05	129
10 years	rr_ExpenseExampleYear10	$ 314
State Street Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2025 FUND
Class A (SSBPX)
Class I (SSBRX)
Class K (SSBSX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2025 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 21 of the Prospectus and “Expenses” on page 22 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.30%	0.30%	0.10%
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.69%	0.44%	0.24%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$646	$803	$1,256
Class I	$30	$126	$231	$540
Class K	$9	$62	$120	$291

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2025 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	646
5 years	rr_ExpenseExampleYear05	803
10 years	rr_ExpenseExampleYear10	$ 1,256
State Street Target Retirement 2025 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	126
5 years	rr_ExpenseExampleYear05	231
10 years	rr_ExpenseExampleYear10	$ 540
State Street Target Retirement 2025 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	62
5 years	rr_ExpenseExampleYear05	120
10 years	rr_ExpenseExampleYear10	$ 291
State Street Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2030 FUND
Class A (SSBUX)
Class I (SSBWX)
Class K (SSBYX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2030 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 31 of the Prospectus and “Expenses” on page 32 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.30%	0.30%	0.10%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.67%	0.42%	0.22%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$642	$794	$1,235
Class I	$30	$122	$222	$517
Class K	$9	$58	$111	$267

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	642
5 years	rr_ExpenseExampleYear05	794
10 years	rr_ExpenseExampleYear10	$ 1,235
State Street Target Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	122
5 years	rr_ExpenseExampleYear05	222
10 years	rr_ExpenseExampleYear10	$ 517
State Street Target Retirement 2030 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	58
5 years	rr_ExpenseExampleYear05	111
10 years	rr_ExpenseExampleYear10	$ 267
State Street Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2035 FUND
Class A (SSBZX)
Class I (SSCJX)
Class K (SSCKX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2035 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 41 of the Prospectus and “Expenses” on page 42 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.32%	0.32%	0.12%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.67%	0.42%	0.22%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$642	$794	$1,235
Class I	$30	$122	$222	$517
Class K	$9	$58	$111	$267

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2035 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	642
5 years	rr_ExpenseExampleYear05	794
10 years	rr_ExpenseExampleYear10	$ 1,235
State Street Target Retirement 2035 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	122
5 years	rr_ExpenseExampleYear05	222
10 years	rr_ExpenseExampleYear10	$ 517
State Street Target Retirement 2035 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	58
5 years	rr_ExpenseExampleYear05	111
10 years	rr_ExpenseExampleYear10	$ 267
State Street Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2040 FUND
Class A (SSCLX)
Class I (SSCNX)
Class K (SSCQX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2040 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 51 of the Prospectus and “Expenses” on page 52 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.32%	0.32%	0.12%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.68%	0.43%	0.23%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$644	$798	$1,246
Class I	$30	$124	$227	$529
Class K	$9	$60	$115	$279

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	644
5 years	rr_ExpenseExampleYear05	798
10 years	rr_ExpenseExampleYear10	$ 1,246
State Street Target Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	124
5 years	rr_ExpenseExampleYear05	227
10 years	rr_ExpenseExampleYear10	$ 529
State Street Target Retirement 2040 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	60
5 years	rr_ExpenseExampleYear05	115
10 years	rr_ExpenseExampleYear10	$ 279
State Street Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2045 FUND
Class A (SSCUX)
Class I (SSDDX)
Class K (SSDEX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2045 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 61 of the Prospectus and “Expenses” on page 62 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.36%	0.36%	0.16%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.72%	0.47%	0.27%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.18)%	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$653	$816	$1,288
Class I	$30	$133	$245	$574
Class K	$9	$69	$134	$325

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2045 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	653
5 years	rr_ExpenseExampleYear05	816
10 years	rr_ExpenseExampleYear10	$ 1,288
State Street Target Retirement 2045 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	133
5 years	rr_ExpenseExampleYear05	245
10 years	rr_ExpenseExampleYear10	$ 574
State Street Target Retirement 2045 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	69
5 years	rr_ExpenseExampleYear05	134
10 years	rr_ExpenseExampleYear10	$ 325
State Street Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2050 FUND
Class A (SSDFX)
Class I (SSDJX)
Class K (SSDLX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2050 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 71 of the Prospectus and “Expenses” on page 72 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.40%	0.40%	0.20%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.76%	0.51%	0.31%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.22)%	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$661	$833	$1,330
Class I	$30	$141	$263	$619
Class K	$9	$77	$152	$372

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	661
5 years	rr_ExpenseExampleYear05	833
10 years	rr_ExpenseExampleYear10	$ 1,330
State Street Target Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	141
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	$ 619
State Street Target Retirement 2050 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	77
5 years	rr_ExpenseExampleYear05	152
10 years	rr_ExpenseExampleYear10	$ 372
State Street Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2055 FUND
Class A (SSDMX)
Class I (SSDOX)
Class K (SSDQX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2055 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 81 of the Prospectus and “Expenses” on page 82 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.67%	0.67%	0.47%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.03%	0.78%	0.58%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.49)%	(0.49)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$716	$948	$1,610
Class I	$30	$200	$385	$920
Class K	$9	$136	$275	$679

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2055 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	716
5 years	rr_ExpenseExampleYear05	948
10 years	rr_ExpenseExampleYear10	$ 1,610
State Street Target Retirement 2055 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	200
5 years	rr_ExpenseExampleYear05	385
10 years	rr_ExpenseExampleYear10	$ 920
State Street Target Retirement 2055 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	136
5 years	rr_ExpenseExampleYear05	275
10 years	rr_ExpenseExampleYear10	$ 679
State Street Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT 2060 FUND
Class A (SSDTX)
Class I (SSDWX)
Class K (SSDYX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT 2060 FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 91 of the Prospectus and “Expenses” on page 92 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	3.23%	3.23%	3.03%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	3.59%	3.34%	3.14%

Less Fee Waivers and/or Expense Reimbursements[3]	(3.05)%	(3.05)%	(3.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$1,229	$1,976	$3,938
Class I	$30	$741	$1,476	$3,422
Class K	$9	$680	$1,377	$3,234

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement 2060 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	1,229
5 years	rr_ExpenseExampleYear05	1,976
10 years	rr_ExpenseExampleYear10	$ 3,938
State Street Target Retirement 2060 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	741
5 years	rr_ExpenseExampleYear05	1,476
10 years	rr_ExpenseExampleYear10	$ 3,422
State Street Target Retirement 2060 Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	680
5 years	rr_ExpenseExampleYear05	1,377
10 years	rr_ExpenseExampleYear10	$ 3,234
State Street Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED AUGUST 8, 2018

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2018

STATE STREET TARGET
RETIREMENT FUND
Class A (SSFLX)
Class I (SSFNX)
Class K (SSFOX)

(each a “Fund” and together the “Funds”)

Effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees. Accordingly, effective as of September 4, 2018, the Prospectus is revised as follows:

STATE STREET TARGET RETIREMENT FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 101 of the Prospectus and “Expenses” on page 102 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.51%	0.51%	0.31%
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.96%	0.71%	0.51%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.42)%	(0.42)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	0.29%	0.09%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$503	$702	$918	$1,538
Class I	$30	$185	$354	$843
Class K	$9	$121	$243	$600

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Target Retirement Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 503
3 years	rr_ExpenseExampleYear03	702
5 years	rr_ExpenseExampleYear05	918
10 years	rr_ExpenseExampleYear10	$ 1,538
State Street Target Retirement Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	185
5 years	rr_ExpenseExampleYear05	354
10 years	rr_ExpenseExampleYear10	$ 843
State Street Target Retirement Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	121
5 years	rr_ExpenseExampleYear05	243
10 years	rr_ExpenseExampleYear10	$ 600

[1]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[2]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund’s Board of Trustees.